Note 33 - Employee Benefits - Sensitivity Analysis on Funded Status (Detail) - EUR (€) € in Millions		Dec. 31, 2019	Dec. 31, 2018
Germany [Member] | Discount rate (-50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
(Increase) in DBO		€ (970)	€ (840)
Expected increase in plan assets	[1]	875	235
Expected net impact on funded status (de-) increase		(95)	(605)
Germany [Member] | Discount rate (+50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
Decrease in DBO		905	785
Expected (decrease) in plan assets	[1]	(875)	(235)
Expected net impact on funded status (de-) increase		30	550
Germany [Member] | Credit spread (-50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
(Increase) in DBO		(970)	(840)
Expected increase in plan assets	[1]	620	220
Expected net impact on funded status (de-) increase		(350)	(620)
Germany [Member] | Credit spread (+50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
Decrease in DBO		905	785
Expected (decrease) in plan assets	[1]	(620)	(220)
Expected net impact on funded status (de-) increase		285	565
Germany [Member] | Rate of price inflation (-50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
Decrease in DBO	[2]	335	335
Expected (decrease) in plan assets	[1],[2]	(185)	(190)
Expected net impact on funded status (de-) increase	[2]	150	145
Germany [Member] | Rate of price inflation (+50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
(Increase) in DBO	[2]	(345)	(345)
Expected increase in plan assets	[1],[2]	185	190
Expected net impact on funded status (de-) increase	[2]	(160)	(155)
Germany [Member] | Rate of real increase in future compensation levels (-50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
Decrease in DBO, net impact on funded status		60	60
Germany [Member] | Rate of real increase in future compensation levels (+50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
(Increase) in DBO, net impact on funded status		(60)	(60)
Germany [Member] | Longevity improvements by 10 percent [Member]
Sensitivity Analysis on Funded Status [line items]
(Increase) in DBO, net impact on funded status	[3]	(320)	(295)
UK [Member] | Discount rate (-50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
(Increase) in DBO		(500)	(430)
Expected increase in plan assets	[1]	530	435
Expected net impact on funded status (de-) increase		30	5
UK [Member] | Discount rate (+50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
Decrease in DBO		450	385
Expected (decrease) in plan assets	[1]	(530)	(435)
Expected net impact on funded status (de-) increase		(80)	(50)
UK [Member] | Credit spread (-50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
(Increase) in DBO		(500)	(430)
Expected increase in plan assets	[1]	145	125
Expected net impact on funded status (de-) increase		(355)	(305)
UK [Member] | Credit spread (+50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
Decrease in DBO		450	385
Expected (decrease) in plan assets	[1]	(145)	(125)
Expected net impact on funded status (de-) increase		305	260
UK [Member] | Rate of price inflation (-50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
Decrease in DBO	[2]	360	325
Expected (decrease) in plan assets	[1],[2]	(305)	(270)
Expected net impact on funded status (de-) increase	[2]	55	55
UK [Member] | Rate of price inflation (+50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
(Increase) in DBO	[2]	(385)	(360)
Expected increase in plan assets	[1],[2]	305	270
Expected net impact on funded status (de-) increase	[2]	(80)	(90)
UK [Member] | Rate of real increase in future compensation levels (-50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
Decrease in DBO, net impact on funded status		15	10
UK [Member] | Rate of real increase in future compensation levels (+50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
(Increase) in DBO, net impact on funded status		(15)	(10)
UK [Member] | Longevity improvements by 10 percent [Member]
Sensitivity Analysis on Funded Status [line items]
(Increase) in DBO, net impact on funded status	[3]	(145)	(110)
US [Member] | Discount rate (-50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
(Increase) in DBO		(45)	(40)
Expected increase in plan assets	[1]	30	35
Expected net impact on funded status (de-) increase		(15)	(5)
US [Member] | Discount rate (+50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
Decrease in DBO		30	25
Expected (decrease) in plan assets	[1]	(30)	(35)
Expected net impact on funded status (de-) increase		0	(10)
US [Member] | Credit spread (-50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
(Increase) in DBO		(80)	(75)
Expected increase in plan assets	[1]	15	20
Expected net impact on funded status (de-) increase		(65)	(55)
US [Member] | Credit spread (+50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
Decrease in DBO		75	70
Expected (decrease) in plan assets	[1]	(15)	(20)
Expected net impact on funded status (de-) increase		60	50
US [Member] | Rate of price inflation (-50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
Decrease in DBO	[2]	0	0
Expected (decrease) in plan assets	[1],[2]	0	0
Expected net impact on funded status (de-) increase	[2]	0	0
US [Member] | Rate of price inflation (+50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
(Increase) in DBO	[2]	0	0
Expected increase in plan assets	[1],[2]	0	0
Expected net impact on funded status (de-) increase	[2]	0	0
US [Member] | Rate of real increase in future compensation levels (-50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
Decrease in DBO, net impact on funded status		0	0
US [Member] | Rate of real increase in future compensation levels (+50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
(Increase) in DBO, net impact on funded status		0	0
US [Member] | Longevity improvements by 10 percent [Member]
Sensitivity Analysis on Funded Status [line items]
(Increase) in DBO, net impact on funded status	[3]	(30)	(25)
Other [Member] | Discount rate (-50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
(Increase) in DBO		(60)	(50)
Expected increase in plan assets	[1]	25	20
Expected net impact on funded status (de-) increase		(35)	(30)
Other [Member] | Discount rate (+50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
Decrease in DBO		55	50
Expected (decrease) in plan assets	[1]	(25)	(20)
Expected net impact on funded status (de-) increase		30	30
Other [Member] | Credit spread (-50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
(Increase) in DBO		(65)	(55)
Expected increase in plan assets	[1]	10	10
Expected net impact on funded status (de-) increase		(55)	(45)
Other [Member] | Credit spread (+50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
Decrease in DBO		60	50
Expected (decrease) in plan assets	[1]	(10)	(10)
Expected net impact on funded status (de-) increase		50	40
Other [Member] | Rate of price inflation (-50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
Decrease in DBO	[2]	20	20
Expected (decrease) in plan assets	[1],[2]	(10)	(10)
Expected net impact on funded status (de-) increase	[2]	10	10
Other [Member] | Rate of price inflation (+50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
(Increase) in DBO	[2]	(20)	(20)
Expected increase in plan assets	[1],[2]	10	10
Expected net impact on funded status (de-) increase	[2]	(10)	(10)
Other [Member] | Rate of real increase in future compensation levels (-50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
Decrease in DBO, net impact on funded status		10	10
Other [Member] | Rate of real increase in future compensation levels (+50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
(Increase) in DBO, net impact on funded status		(15)	(15)
Other [Member] | Longevity improvements by 10 percent [Member]
Sensitivity Analysis on Funded Status [line items]
(Increase) in DBO, net impact on funded status	[3]	€ (15)	€ (10)

[1]	Expected changes in the fair value of plan assets contain the simulated impact from the biggest plans in Germany, the UK, the U.S., Channel Islands, Switzerland and Belgium which cover over 99% of the total fair value of plan assets. The fair value of plan assets for other plans is assumed to be unchanged for this presentation.
[2]	Incorporates sensitivity to changes in pension benefits to the extent linked to the price inflation assumption.
[3]	Estimated to be equivalent to an increase of around 1 year in overall life expectancy